Product warranties and recalls and other safety measures (Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 925,475	¥ 755,050	¥ 680,475
Payments made during year	(444,416)	(347,861)	(357,447)
Provision for recalls and other safety measures	794,009	524,100	421,618
Other	132	(5,814)	10,404
Liabilities for recalls and other safety measures at end of year	¥ 1,275,200	¥ 925,475	¥ 755,050